Financial Instruments and Concentration of Risks (Details 2)		Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Cash		$ 28,906	$ 1,040
Trade and other payables		(703,306)	(529,823)
Net liabilities CDN dollar equivalent at period end		832,361	529,823
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash		643	77
Prepaid expenses and deposits
Trade and other payables		(39,640)	(38,777)
Net liabilities denominated in US$		(38,997)	(38,700)
Net liabilities CDN dollar equivalent at period end	[1]	$ (50,910)	$ (48,514)
Exchange rate		1.3055	1.2536

[1]	Translated at the exchange rate in effect at August 31, 2018 $1.3055 (August 31, 2017 $1.2536)